TAXES ON INCOME (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 893	$ 758
Additions based on tax positions taken related to the current year	45	293
Reductions related to settlement of tax matters and limitation	(275)	(146)
Foreign currency translation adjustments		(12)
Balance at the end of the year	$ 663	$ 893